SEVERANCE AND EXIT COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
SEVERANCE AND EXIT COSTS
Severance	$ 7,195	$ 6,113
Lease exits	1,132	2,194
Total	8,327	8,307
Restructuring liability	1,100	700
Lease related obligations, and a restructuring severance liability	$ 2,600	$ 3,700